MD&A - Risk management and control - Market Risk (Tables)	12 Months Ended
Dec. 31, 2024
MDA Risk Management And Control Market Risk Tables [Line Items]
Disclosure of detailed information about management value-at-risk [text block]

Management value-at-risk (1-day, 98% confidence level, 2 years of historical data) of certain legacy Credit

Suisse
components of the business divisions and Group Items, by general market risk type
1,2
For the year ended 31.12.24
USD m Equity
Interest
rates
Credit
spreads
Foreign
exchange Commodities
Min. 1 2 4 0 0
Max. 13 12 14 5 1
Average 5 6 9 1 0
31.12.24 1 2 4 1 0
Total management VaR 5 21 12 5 Average (per business division and risk type)
Global Wealth Management 1 3 2 1 1 0 1 0 0
Personal & Corporate Banking 0 0 0 0 0 0 0 0 0
Asset Management 0 0 0 0 0 0 0 0 0
Investment Bank 1 11 3 1 2 1 1 0 0
Non-core and Legacy 4 16 10 4 4 4 9 1 0
Group Items 0 0 0 0 0 0 0 0 0
Diversification effect
3,4
(3) (1) (2) 1 (2) 0 0
For the year ended 31.12.23
5
USD m Equity
Interest
rates
Credit
spreads
Foreign
exchange Commodities
Min. 9 10 13 0 0
Max. 17 40 34 5 3
Average 13 17 20 2 1
31.12.23 13 12 13 1 0
Total management VaR 20 46 29 21 Average (per business division and risk type)
Global Wealth Management 2 14 9 2 1 1 9 0 0
Personal & Corporate Banking 0 1 0 0 0 0 0 0 0
Asset Management 0 0 0 0 0 0 0 0 0
Investment Bank 8 15 11 11 10 1 3 1 1
Non-core and Legacy 15 33 20 16 8 13 17 2 0
Group Items 0 0 0 0 0 0 0 0 0
Diversification effect 3,4 (12) (8) (6) 1 (9) (1) 0
1 The legacy Credit Suisse components not

included in the UBS Group management VaR

predominantly reflect the portfolio in Non-core and Legacy.

These positions continue to be managed on legacy

Credit Suisse
infrastructure based on legacy Credit Suisse management VaR methodology until full migration of these positions to UBS infrastructure or the liquidation of the positions. This process is ongoing, and the management
VaR of the legacy Credit Suisse components is

expected to continue decreasing over time.

2 Statistics at individual levels may not be

summed to deduce the corresponding aggregate figures. The minima and maxima for each level

may occur on

different days, and,

likewise, the

VaR for

each business line

or risk type,

being driven by

the extreme loss

tail of the

corresponding distribution of

simulated profits and

losses for that
business line or risk type,

may well be driven by different

days in the historical time series,

rendering invalid the simple

summation of figures to arrive at

the aggregate total.

3 The difference between the

sum of
the standalone VaR

for the business

divisions and Group

Items and the

total VaR.

4 As the

minima and maxima for

different business divisions

and Group Items

occur on different

days, it is

not meaningful to
calculate a portfolio diversification

effect.

5 Divisional comparative-period

information has been restated

for changes in business

division perimeters. The

Investment Bank management VaR

consists of positions
that we plan to retain and which were previously reported in Non-core and Legacy.

Management value-at-risk (1-day, 95% confidence level, 5 years of historical data) of the business divisions and Group
Items excluding certain legacy Credit Suisse components, by general market risk type
1,2
For the year ended 31.12.24
USD m Equity
Interest
rates
Credit
spreads
Foreign
exchange Commodities
Min. 0 11 6 1 2
Max. 12 24 16 9 14
Average 4 16 9 4 4
31.12.24 1 20 10 3 4
Total management VaR 5 23 12 11 Average (per business division and risk type)
Global Wealth Management 1 2 2 1 0 1 2 0 0
Personal & Corporate Banking 0 0 0 0 0 0 0 0 0
Asset Management 0 0 0 0 0 0 0 0 0
Investment Bank 3 23 11 10 4 15 8 3 4
Non-core and Legacy 1 3 1 1 0 1 1 0 0
Group Items 4 12 5 6 1 4 3 1 0
Diversification effect
3,4
(6) (8) (1) (5) (4) (1) 0
For the year ended 31.12.23
USD m Equity
Interest
rates
Credit
spreads
Foreign
exchange Commodities
Min. 3 9 3 1 1
Max. 19 21 19 10 10
Average 9 12 6 2 3
31.12.23 11 19 7 2 3
Total management VaR 7 25 15 19 Average (per business division and risk type)
Global Wealth Management 1 2 1 2 0 1 2 0 0
Personal & Corporate Banking 0 0 0 0 0 0 0 0 0
Asset Management 0 0 0 0 0 0 0 0 0
Investment Bank 5 23 14 18 9 12 5 2 3
Non-core and Legacy 1 2 1 1 0 1 1 0 0
Group Items 3 6 4 5 1 4 3 1 0
Diversification effect
3,4
(6) (7) (1) (5) (4) (1) 0
1 The legacy Credit Suisse components not

included in the UBS Group management VaR

predominantly reflect the portfolio in Non-core and Legacy.

These positions continue to be managed on legacy

Credit Suisse
infrastructure based on legacy Credit Suisse management VaR methodology until full migration of these positions to UBS infrastructure or the liquidation of the positions. This process is ongoing, and the management
VaR of the legacy Credit Suisse components is

expected to continue decreasing over time.

2 Statistics at individual levels may not be

summed to deduce the corresponding aggregate figures. The minima and maxima for each level

may occur on

different days, and,

likewise, the

VaR for

each business line

or risk type,

being driven by

the extreme loss

tail of the

corresponding distribution of

simulated profits and

losses for that
business line or risk type,

may well be driven by different

days in the historical time series,

rendering invalid the simple

summation of figures to arrive at

the aggregate total.

3 The difference between the

sum of
the standalone VaR

for the business

divisions and Group

Items and the

total VaR.

4 As the

minima and maxima for

different business divisions

and Group Items

occur on different

days, it is

not meaningful to
calculate a portfolio diversification effect.

Disclosure of interest rate sensitivity - banking book [text block]

Interest rate risk – banking book
31.12.24
USD m
Effect on EVE
1

– FINMA
Effect on EVE
1

– BCBS
Scenarios CHF EUR GBP USD Other Total
Additional tier 1 (AT1) capital
instruments Total
+1 bp (10.5) (1.4) (0.3) (24.6) (0.5) (37.3) 5.5 (31.7)
Parallel up
2
(1,509.7) (263.7) (65.5) (4,758.9) (95.6) (6,693.4) 1,000.4 (5,693.0)
Parallel down
2
1,643.9 295.9 76.2 5,068.6 101.1 7,185.8 (1,173.0) 6,012.8
Steepener
3
(749.1) (10.4) (12.7) (1,255.4) (9.7) (2,037.3) 168.0 (1,869.3)
Flattener
4
464.0 (33.3) (0.2) 161.0 (10.5) 581.0 61.0 642.1
Short-term up
5
(149.4) (112.2) (22.8) (1,820.7) (46.1) (2,151.1) 484.4 (1,666.7)
Short-term down
6
132.6 112.2 23.3 1,931.8 46.6 2,246.5 (504.4) 1,742.2
31.12.23
USD m
Effect on EVE
1

– FINMA
Effect on EVE
1

– BCBS
Scenarios CHF EUR GBP USD Other Total
Additional tier 1 (AT1) capital
instruments Total
+1 bp (3.7) (0.6) 0.1 (26.0) 0.2 (30.1) 4.9 (25.2)
Parallel up
2
(548.9) (119.3) 16.2 (5,027.2) (0.9) (5,680.2) 904.6 (4,775.5)
Parallel down
2
561.8 124.3 (29.2) 5,216.0 2.8 5,875.7 (1,044.5) 4,831.3
Steepener
3
(305.3) (13.1) (11.9) (1,037.0) (33.8) (1,401.1) 93.4 (1,307.6)
Flattener
4
189.6 (5.0) 14.0 (124.2) 30.8 105.2 109.6 214.8
Short-term up
5
(27.3) (39.4) 19.4 (2,171.3) 23.9 (2,194.7) 486.3 (1,708.4)
Short-term down
6
26.5 41.8 (21.8) 2,312.1 (26.8) 2,331.9 (507.8) 1,824.1
1 Economic value

of equity.

2 Rates across

all tenors move

by ±150 bps

for Swiss franc,

±200 bps for

euro and US

dollar, and

±250 bps for

pound sterling.

3 Short-term rates

decrease and long-term

rates
increase.

4 Short-term rates increase and long-term rates decrease.

5 Short-term rates increase more than long-term rates.

6 Short-term rates decrease more than long-term rates.